Stockholders' Deficit (Details Narrative) (10K) - USD ($)		12 Months Ended
	Jul. 15, 2015	Jun. 30, 2015
Class of Stock [Line Items]
Number of common stock shares issued for employee as performance bonus	63,500
Performance Bonus [Member]
Class of Stock [Line Items]
Number of common stock shares issued for employee as performance bonus		2,500
Number of common stock value issued for employee as performance bonus		$ 12,500
Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Number of common stock shares issued		11,000
Number of common stock value issued		$ 55,000
TD Legacy [Member]
Class of Stock [Line Items]
Shares issued during the period for settlement of capital commitment fee, shares		1,813
Stock issued by related party value per share		$ 3.75
Shares issued during the period for settlement of capital commitment fee, value		$ 15,000,000
Shares issued during the period for settlement of consulting fees, shares		173
Shares issued during the period for settlement of consulting fees, value		$ 25,000
Shares issued during the period for settlement of legal service fees, shares		69
Shares issued during the period for settlement of legal service fees, value		$ 10,000
Two Key Vendors [Member]
Class of Stock [Line Items]
Number of common stock shares issued for consideration of future inventory purchases		60,000
Number of common stock value issued for consideration of future inventory purchases		$ 300,000